SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases and Liquidity risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of significant accounting policies
Contract term	50 years
Net (loss) / income	$ 8,279	$ (2,489)	$ (9,590)
Cash and cash equivalents and restricted cash	$ 25,948	$ 19,745	$ 71,704	$ 94,568
Minimum
Summary of significant accounting policies
Operating lease term of contract	1 year
Finance lease term of contract	1 year
Maximum
Summary of significant accounting policies
Operating lease term of contract	5 years
Finance lease term of contract	5 years